Financial assets and liabilities - Summary of Net Exposure to Exchange Rate Variations on Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		R$ 28,531,175	R$ 17,571,084
Cash and cash equivalents [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		13,642,918	8,472,274
Trade receivables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	[1]	2,033,441	1,814,394
Derivative financial instruments (notional) [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		8,140,700	3,824,410
Foreign exchange risk [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		(4,779,531)	(2,035,301)
Foreign exchange risk [member] | Cash and cash equivalents [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		2,995,284	901,718
Foreign exchange risk [member] | Trade receivables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		24,619	22,771
Foreign exchange risk [member] | Trade payables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		(229,750)	(86,732)
Foreign exchange risk [member] | Loans, borrowings and debentures [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		(25,227,055)	(16,245,131)
Foreign exchange risk [member] | Leases [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		(99,217)	(65,348)
Foreign exchange risk [member] | Contingent consideration [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		(224,787)	(184,370)
Foreign exchange risk [member] | Derivative financial instruments (notional) [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk		R$ 17,981,375	R$ 13,621,791

[1]	On December 31, 2020, the Company had no concentration of credit in consumers greater than10% of sales, diluting the risk of default.